PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Mar. 31, 2015
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	As of March 31,
	2014	2015

Prepaid acquisition fees(1)	$1,705	$22,215
Advance to suppliers(2)	9,022	9,150
Staff advance	2,141	5,261
Prepaid rental expenses	2,226	3,724
Prepaid expenses(3)	792	3,327
Other receivable	587	316
Interest income receivable	—	38
Deferred IPO cost	3,482	—
Change in fair value of the forward contracts(4)	57	—

	$20,012	$44,031

(1)	Prepaid acquisition fees represent advance payments for acquisitions.

(2)	Advance to suppliers represents advance payment to suppliers to purchase medical equipment and consumables.

(3)	Prepaid expenses mainly consist of amounts paid for professional fees and advertisement fees for which relating services have not been provided.

(4)

The Bayley & Jackson (Hong Kong) entered into two foreign currency exchange forward contracts with Bank of East Asia (“BEA”) in June and July 2013, respectively. Pursuant to those contracts, Bayley & Jackson (Hong Kong) bought two buy RMB20,000,000, sell USD foreign exchange forward contracts using the quoted exchange rates at 6.2825 and 6.2620, respectively. The Group carries the forward contracts at fair value in its balance sheet and the changes in the exchange forward contracts fair value during the each period end are recorded in the statement of the operations. The Group carries the forward contracts as assets at fair value at March 31, 2014. The Group measures the fair value of the forward contracts on a recurring basis based on a level 2 measure, i.e. the Group uses the market exchange rate to assess the fair value of the forward contracts and recognizes the changes in fair value attributable to the difference between the market exchange rate and contractual exchange rate in change in fair value of the forward contracts. For the year ended March 31, 2014 and 2015, the Group recorded a gain of $57 and a loss of $8 in change in fair value of the forward contracts, respectively. The forward contracts were settled in June 2014.